Events Occurring After the Balance Sheet Date - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	991,561,920	840,073,798
Share Purchase Plan
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	6,016,250
Proceeds from issue of ordinary shares	$ 962,600